FINANCIAL INCOME (EXPENSES), NET (Tables)	12 Months Ended
Dec. 31, 2019
Nonoperating Income (Expense) [Abstract]
Schedule of Financial Income (Expenses), Net

	Year ended December 31,
	2017	2018	2019

Bank charges	$(310)	$(310)	$(533)
Income (expense) related to hedging activity	(7,101)	1,434	963
Amortization of debt discount and issuance costs	-	(10,004)	(20,938)
Exchange rate income (loss)	1,214	(3,521)	(2,905)

Total income (expenses)	(6,197)	(12,401)	(23,413)

Interest income	1,182	9,607	19,792

Total financial income (expenses), net	$(5,015)	$(2,794)	$(3,621)